Stradley Ronon Stevens & Young, LLP
Suite 2600
2005 Market Street
Philadelphia, PA 19103-7018
Telephone (215) 564-8000
Fax (215) 564-8120

Mena Larmour

mlarmour@stradley.com

(215) 564-8014

1933 Act Rule 497(e)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

August 13, 2014

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549-0505

Re:                             The UBS Funds (the “Trust”)

File Nos. 033-47287 and 811-06637

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”).  The XBRL exhibits reflect the Item 4 risk/return summary disclosure that was included in the supplement relating to the prospectus dated October 28, 2013, for the UBS U.S. Large Cap Equity Fund and UBS U.S. Small Cap Growth Fund, each a series of the Trust, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on July 23, 2014 (Accession No. 0001609006-14-000033) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Mena Larmour.
Mena Larmour